Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	Dreyfus Tax Exempt Cash Management Funds
Entity Central Index Key	0000740123
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 24, 2021
Document Effective Date	Jun. 01, 2021
Prospectus Date	Jun. 01, 2021
Institutional Shares Prospectus | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | Dreyfus Tax Exempt Cash Management | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX